Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	$ 4,872	$ (21,901)	$ 10,413	$ (20,751)
Profit (loss) from operating activities	5,825	(20,813)	13,096	(24,547)
Finance costs	682	783	1,405	1,566
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	5	8	11	15
Profit (loss) before tax	5,138	(21,604)	11,680	(26,128)
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	955	(4,695)	2,862	(4,100)
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	3,917	(17,206)	7,551	(16,651)
Operating segments [member]
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	4,903	(21,855)	10,431	(20,883)
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	927	(7,752)	4,357	(6,682)
Inventory Holding Gains (Losses)	4	11	26	2
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	3,118	(14,314)	4,597	(14,493)
Inventory Holding Gains (Losses)	(6)	46	9	(13)
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	640	594	1,574	1,258
Inventory Holding Gains (Losses)	887	978	2,492	(3,637)
Operating segments [member] | Rosneft
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	643	(124)	1,006	(141)
Inventory Holding Gains (Losses)	68	53	156	(148)
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(425)	(259)	(1,103)	(825)
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ (31)	$ (46)	$ (18)	$ 132